Schedule of Investments (unaudited)
April 30, 2024
BlackRock Short-Term California Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
California — 99.0%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign RB AMT, 5.00%, 07/01/24	$145	$145,225
California Community Choice Financing Authority Clean Energy Project RB, 3.80%, 02/01/30 (Put 04/30/24)	500	500,000
California Community Choice Financing Authority RB
4.00%, 10/01/52 (Put 12/01/27)	500	499,469
4.00%, 05/01/53 (Put 05/01/28)	400	400,052
5.00%, 09/01/27	410	422,116
5.00%, 10/01/28	300	312,145
California County Tobacco Securitization Agency RB, 5.00%, 06/01/25	400	405,293
California Health Facilities Financing Authority RB, 4.00%, 03/01/28 (Call 05/21/24)	260	259,478
California Municipal Finance Authority RB, 3.80%, 11/01/35 (Put 05/01/24)(a)	100	100,000
California Municipal Finance Authority RB AMT
4.00%, 07/01/41 (Put 10/01/24)	150	150,000
4.00%, 07/01/51 (Put 07/15/24)	400	399,278
4.10%, 10/01/45 (Put 06/03/24)	100	99,870
4.25%, 12/01/44 (Put 12/02/24)	250	249,723
California Public Finance Authority RB, 3.90%, 08/01/52 (Put 05/06/24)(a)	600	600,000
California State Public Works Board RB
5.00%, 09/01/27 (Call 09/01/24)	500	502,175
Series A, 5.00%, 09/01/27 (Call 09/01/24)	800	803,479
California Statewide Communities Development Authority RB
5.00%, 11/01/28 (PR 11/01/24)	250	251,977
VRDN, 3.60%, 08/15/47 (Put 04/30/24)(a)	110	110,000
Chino Valley Unified School District GO, 3.78%, 02/01/29Put(a)(b)	500	500,000
City of Irvine California Special Assessment
VRDN, 3.83%, 09/02/24 (Put 05/01/24)(a)	186	186,000
VRDN, 3.83%, 09/02/26 (Put 05/01/24)(a)	200	200,000
City of Los Angeles Department of Airports RB AMT
5.00%, 05/15/25	100	101,092
5.00%, 05/15/26	210	215,295
5.00%, 05/15/27 (Call 05/15/25)	400	404,287
City of Los Angeles Wastewater System Revenue, 3.55%, 06/11/24	400	399,881
City of Modesto CA Water Revenue COP, 3.50%, 10/01/36 (Put 04/30/24) (AGM)(a)	1,290	1,290,000
Compton Community Redevelopment Agency Successor Agency TA, 5.00%, 08/01/26 (AGM)	415	426,692
Desert Community College District GO, 5.00%, 08/01/24	500	501,989
El Rancho Unified School District GO
5.00%, 08/01/28 (BAM)	125	134,761
5.50%, 08/01/27 (BAM)	110	117,809
Irvine Ranch Water District Water Service Corp. Special Assessment, Series B, 3.75%, 10/01/41 (Put 04/30/24)(a)	100	100,000
Kern Community College District GO, 0.00%, 11/01/25 (AGM)(c)	205	194,097
Long Beach Unified School District GO
0.00%, 08/01/27 (Call 02/01/25)(c)	500	432,192
VRDN, 3.80%, 08/01/53 (Put 05/07/24)(a)(b)	800	800,000
Los Angeles County Metropolitan Transportation Authority, 3.55%, 06/14/24	400	399,896
Security	Par (000)	Value
California (continued)
Los Angeles Department of Water & Power RB, Series A-1, 3.90%, 07/01/50 (Put 05/01/24)(a)	$240	$240,000
Los Angeles Unified School District/CA GO, 5.00%, 07/01/25	200	203,532
Madera Unified School District COP, 5.00%, 09/01/24 (AGM)	400	401,956
Norman Y Mineta San Jose International Airport SJC RB AMT, 5.00%, 03/01/26	500	510,847
Northern California Energy Authority RB
5.00%, 08/01/25	375	377,532
5.00%, 08/01/26	375	380,630
Pajaro Valley Unified School District GO
0.00%, 08/01/25 (AGM)(c)	460	440,408
5.00%, 08/01/24	450	451,692
5.00%, 08/01/24	300	301,128
Port of Oakland RB AMT, 5.00%, 05/01/27	400	415,579
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/26 (Call 09/01/24) (AGM)	500	502,007
Sacramento Municipal Utility District, 3.55%, 05/15/24	500	499,947
San Diego Public Facilities Financing Authority RB, 3.79%, 10/15/48 (Put 05/07/24)(a)(b)	800	800,000
San Diego Unified School District/CA RB, 5.00%, 06/28/24	800	801,221
San Francisco City & County Airport Commission San Francisco International Airport RB, 5.00%, 05/01/28	500	526,974
San Mateo Union High School District GO
VRDN, 3.55%, 03/01/31 (Put 05/01/24)(a)(b)	800	800,000
Series C, 0.00%, 09/01/27 (NPFGC)(c)	400	362,164
Santa Clara County Financing Authority RB, 5.00%, 05/15/25	400	406,544
Southern California Public Power Authority RB
VRDN, 3.90%, 07/01/36 (Put 04/30/24)(a)	300	300,000
5.25%, 11/01/25	425	430,721
State of California Department of Water Resources, 3.45%, 05/02/24	400	399,996
Stockton Public Financing Authority, 5.00%, 10/01/25 (BAM)	140	142,714
		22,309,863
Total Municipal Debt Obligations — 99.0% (Cost $22,329,137)		22,309,863
	Shares
Money Market Funds
BlackRock Liquidity Funds: MuniCash, 3.45%(d)(e)	2,519,153	2,519,405
Total Money Market Funds — 11.2% (Cost: $2,519,405)		2,519,405
Total Investments — 110.2% (Cost: $24,848,542)		24,829,268
Liabilities in Excess of Other Assets — (10.2)%		(2,289,298)
Net Assets — 100.0%		$22,539,970

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short-Term California Muni Bond ETF

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Port- folio(a)	$803,901	$—	$(803,901)(b)	$—	$—	$—	—	$2,422	$—
BlackRock Liquidity Funds: MuniCash	—	2,519,405 (b)	—	—	—	2,519,405	2,519,153	655	—
				$—	$—	$2,519,405		$3,077	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$22,309,863	$—	$22,309,863
Short-Term Securities
Money Market Funds	2,519,405	—	—	2,519,405
	$2,519,405	$22,309,863	$—	$24,829,268

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
GO	General Obligation

NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
RB	Revenue Bond
TA	Tax Allocation

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short-Term California Muni Bond ETF